Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	The Gold Fields cybersecurity strategy is premised on ensuring that the group sustains a proactive cybersecurity posture to protect against and respond to cyber threats. Key elements of the Gold Fields cyber security strategy and posture include:
•An ICT Governance Framework that incorporates ICT security policies and procedures;
•A Governance, Risk, Compliance, Security, Architecture and Standards Steering Committee that evaluates all components relevant to cybersecurity and a well-governed ICT environment;
•Continuous Risk Assessments: Regularly evaluating and identifying potential cyber risks and vulnerabilities within the organisation;
•Technology Adoption: Implementing cutting-edge technologies, tools, and solutions to enhance cybersecurity defences and ensure the protection of digital assets;
•Policy and Framework Development: Establishing comprehensive cybersecurity policies and frameworks that align with industry standards and best practices, such as ISO 27001, National Institute of Standards and Technology (“NIST”) and Centre for Internet
Securities, Critical Security Controls frameworks. These policies and frameworks include the assessment of risks associated with third-party service providers and these risks are continuously monitored and managed through the Gold Fields cybersecurity operations centre.
•Third-Party Risk Assessment: Maintaining a robust third-party risk assessment capability enabling the group to continuously monitor our digital attack surface and implement appropriate risk mitigation strategies;
•Training and Awareness: Providing ongoing education and training for employees at all levels to foster a security-conscious culture and minimise the risk of human error;
•Incident Response and Recovery: Developing and maintaining robust incident response plans and recovery strategies, which detail the processes and procedures to be followed in the event of a cybersecurity incident to minimise the impact of security breaches and ensure business continuity. These plans are part of the overall Gold Fields ICT business continuity plans which ensure recoverability of
ICT systems with minimal disruptions to the business in the event of a cybersecurity incident.
•Cybersecurity Simulations: Various cyber security simulations are conducted throughout the year, to test and verify the effectiveness of the Group’s cybersecurity posture;
•Compliance and Regulation: Ensuring that the Group remains compliant to relevant cybersecurity regulations and compliance requirements, e.g., Protection of Personal Information Act ("POPIA") and General Data Protection Regulation ("GDPR") and the activities, actions, policies and procedures are continuously enhanced to maintain compliance as the regulatory landscape evolves;
•Continuous Monitoring, Reporting and Improvement: Gold Fields ICT regularly monitors the effectiveness of its cybersecurity measures, adapting to new threats, and continuously improving the organisation's cybersecurity posture. The Gold Fields CIO and Chief
Information Security Officer (“CISO”) reports on this monitoring, as well as cybersecurity vulnerabilities, incidents and threat intelligence monthly to the CFO. The CIO remains responsible for assessing and managing any material risks emanating from the cybersecurity threats. The CIO relies on the expertise of the CISO who has over 18 years of cybersecurity experience and holds a Bachelor’s degree in Cyber Forensics, Information Security & Management and a Masters in Information Security, and Cyber Security Certification from
MIT and Harvard.  These reports are further tabled at the Audit Committee as part of the quarterly reporting process;
•Security Operations Centre: A Security Operations Centre has been established and is responsible for monitoring and addressing cybersecurity, vulnerabilities, threats and incidents;
•Integrate: Integrating and automating cyber technologies and controls to offer a unified view of the cyber estate, safeguarding all Gold
Fields digital assets; and
•AI: Adopting the use of artificial intelligence in the identification of cybersecurity threats and vulnerabilities.
Gold Fields ICT will continue to adopt and adapt countermeasures in order to strengthen the Group’s cybersecurity defences against a wide range of threats, spanning from identity theft, corporate espionage and the sabotage of industrial control systems. Gold Fields corporate office and operating mines have achieved and continue to maintain the ISO 27001:2013 Information Security Certification to
provide further assurance around the cybersecurity posture adopted by the Group.
ICT at Gold Fields remains committed to inculcating and cultivating a security-conscious culture and further embedding cybersecurity by design whilst modernising the Gold Fields technology assets.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Integrate: Integrating and automating cyber technologies and controls to offer a unified view of the cyber estate, safeguarding all Gold Fields digital assets; and
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Gold Fields Board of Directors and its committees are focused on ICT and particularly cybersecurity, governance and risk management. Accordingly, governance is a critical component forming a part of the management of ICT at Gold Fields.
The Gold Fields Audit Committee mandates that the Gold Fields ICT Charter is updated and approved annually and that it articulates the
ICT and cybersecurity governance mechanisms adopted within the Group. This Charter is compliant with the King IV Code of Corporate
Governance and provides assurance to the Board that the ICT function is being managed efficiently and effectively and that ICT risks are adequately mitigated. The ICT governance structure which is outlined in the Charter, mandates certain responsibilities and delegations of authority applicable to ICT.
An ICT Management Committee is established to define and deliver on the ICT digital strategy as approved by the Executive Committee and the Audit Committee. The ICT management committee responds to the direction provided by the Audit Committee and seeks approval of the goals being targeted in the long-term. This management committee is made up of ICT leadership from the mining assets, convenes monthly to assess the performance of ICT as well as ICT’s progress in achieving the defined ICT goals and digital strategy. The management committee reports to the CFO and Audit Committee on governance, risk, cybersecurity and other strategic matters on a quarterly basis.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Gold Fields Board of Directors and its committees are focused on ICT and particularly cybersecurity, governance and risk management. Accordingly, governance is a critical component forming a part of the management of ICT at Gold Fields.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	An ICT Management Committee is established to define and deliver on the ICT digital strategy as approved by the Executive Committee and the Audit Committee. The ICT management committee responds to the direction provided by the Audit Committee and seeks approval of the goals being targeted in the long-term. This management committee is made up of ICT leadership from the mining assets, convenes monthly to assess the performance of ICT as well as ICT’s progress in achieving the defined ICT goals and digital strategy. The management committee reports to the CFO and Audit Committee on governance, risk, cybersecurity and other strategic matters on a quarterly basis.
Cybersecurity Risk Role of Management [Text Block]	The Gold Fields Audit Committee mandates that the Gold Fields ICT Charter is updated and approved annually and that it articulates the
ICT and cybersecurity governance mechanisms adopted within the Group. This Charter is compliant with the King IV Code of Corporate
Governance and provides assurance to the Board that the ICT function is being managed efficiently and effectively and that ICT risks are adequately mitigated. The ICT governance structure which is outlined in the Charter, mandates certain responsibilities and delegations of authority applicable to ICT.
An ICT Management Committee is established to define and deliver on the ICT digital strategy as approved by the Executive Committee and the Audit Committee. The ICT management committee responds to the direction provided by the Audit Committee and seeks approval of the goals being targeted in the long-term. This management committee is made up of ICT leadership from the mining assets, convenes monthly to assess the performance of ICT as well as ICT’s progress in achieving the defined ICT goals and digital strategy. The management committee reports to the CFO and Audit Committee on governance, risk, cybersecurity and other strategic matters on a quarterly basis.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Gold Fields CIO and Chief
Information Security Officer (“CISO”) reports on this monitoring, as well as cybersecurity vulnerabilities, incidents and threat intelligence monthly to the CFO. The CIO remains responsible for assessing and managing any material risks emanating from the cybersecurity threats. The CIO relies on the expertise of the CISO who has over 18 years of cybersecurity experience and holds a Bachelor’s degree in Cyber Forensics, Information Security & Management and a Masters in Information Security, and Cyber Security Certification from
MIT and Harvard.  These reports are further tabled at the Audit Committee as part of the quarterly reporting process;
•Security Operations Centre: A Security Operations Centre has been established and is responsible for monitoring and addressing cybersecurity, vulnerabilities, threats and incidents;
•Integrate: Integrating and automating cyber technologies and controls to offer a unified view of the cyber estate, safeguarding all Gold
Fields digital assets; and
•AI: Adopting the use of artificial intelligence in the identification of cybersecurity threats and vulnerabilities
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The CIO relies on the expertise of the CISO who has over 18 years of cybersecurity experience and holds a Bachelor’s degree in Cyber Forensics, Information Security & Management and a Masters in Information Security, and Cyber Security Certification from
MIT and Harvard
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The ICT management committee responds to the direction provided by the Audit Committee and seeks approval of the goals being targeted in the long-term. This management committee is made up of ICT leadership from the mining assets, convenes monthly to assess the performance of ICT as well as ICT’s progress in achieving the defined ICT goals and digital strategy. The management committee reports to the CFO and Audit Committee on governance, risk, cybersecurity and other strategic matters on a quarterly basis.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true